Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Company's financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2024 and December 31, 2023.
As at December 31, 2024:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

SHORT-TERM INVESTMENTS
Convertible debt	$6,891	$—	$6,891	$—
LONG-TERM INVESTMENTS
Common shares held	$18,507	$18,507	$—	$—
Warrants and other	2,286	—	2,286	—
Convertible debt	207,755	—	207,755	—
	$235,439	$18,507	$216,932	$—

As at December 31, 2023:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

SHORT-TERM INVESTMENTS
Convertible debt	$9,770	$—	$9,770	$—
LONG-TERM INVESTMENTS
Common shares held	$17,682	$17,682	$—	$—
Warrants and other	1,628	—	1,628	—
Convertible debt	211,164	—	211,164	—
	$240,244	$17,682	$222,562	$—